Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GROWTH STOCK FUND, INC.
Entity Central Index Key	0000080257
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005453
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Investor Class
Trading Symbol	PRGFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Investor Class	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Investor Class)	15.65%	9.36%	14.16%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,789,809,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 143,712,000
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,789,809 Number of Portfolio Holdings99
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005454
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Advisor Class
Trading Symbol	TRSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Advisor Class	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Advisor Class)	15.33%	9.07%	13.85%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,789,809,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 143,712,000
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,789,809 Number of Portfolio Holdings99
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005455
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	R Class
Trading Symbol	RRGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - R Class	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (R Class)	15.04%	8.79%	13.56%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,789,809,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 143,712,000
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,789,809 Number of Portfolio Holdings99
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159680
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	I Class
Trading Symbol	PRUFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - I Class	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (I Class)	15.80%	9.50%	14.31%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,789,809,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 143,712,000
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,789,809 Number of Portfolio Holdings99
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219315
Shareholder Report [Line Items]
Fund Name	Growth Stock Fund
Class Name	Z Class
Trading Symbol	TRJZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, communication services, consumer discretionary, and other traditional growth sectors remain areas of focus.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Growth Stock Fund (Z Class)	16.40%	10.08%	20.19%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	24.85

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,789,809,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 143,712,000
InvestmentCompanyPortfolioTurnover	35.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,789,809 Number of Portfolio Holdings99
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.3%
Communication Services	15.7
Consumer Discretionary	13.1
Health Care	7.3
Financials	5.9
Industrials & Business Services	3.4
Materials	1.1
Real Estate	0.4
Equity Funds	0.3
Other	0.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	13.4%
Microsoft	11.2
Apple	10.9
Alphabet	7.2
Broadcom	5.3
Amazon.com	4.9
Meta Platforms	4.2
Eli Lilly	3.4
Tesla	3.0
Visa	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless